SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	2.14%	1.17%
Short-term borrowings	¥ 4,129	¥ 4,064
Secured
Short-term Debt [Line Items]
Short-term borrowings	144	253
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,985	¥ 3,811